FINANCIAL INSTRUMENTS (Additional Information) (Details) pound in Millions	12 Months Ended
	Jan. 03, 2021 USD ($) shares pound	Dec. 29, 2019 USD ($) pound shares
Disclosure of detailed information about hedged items [line items]
Cash flow hedges (note 14(d))	$ (8,503,000)	$ (3,917,000)
Net losses in AOCI expected to be reclassified to inventory or net earnings within the next twelve months	$ 2,100,000
Total Return Swap
Disclosure of detailed information about hedged items [line items]
Term of TRS	1 year
Nominal amount of derivative | shares	284,663	216,727
Notional amount	$ 400,000	$ 0.3
Cash flow hedges
Disclosure of detailed information about hedged items [line items]
Ineffectiveness recognized in net earnings	0
Cash flow hedges (note 14(d))	$ 9,000,000.0
Commodity risk | Cash flow hedges | Forward contracts
Disclosure of detailed information about hedged items [line items]
Nominal amount of derivative | pound	16.2	133.7